Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash (used in) provided by: Operating activities:
Net profit (loss) for the year	$ 1,365	$ (727)	$ (6,845)
Adjustments for:
Current income tax expense (recovery)	20	(32)
Amortization of property and equipment (Note 7)	461	406	307
Amortization of intangible assets (Note 8)	1,594	2,739	2,466
Share-based compensation (Note 13(c))	47	135	317
Write-down of inventories (Note 6)	38	1,339	682
Change in fair value of contingent consideration (Note 4)	(346)	(1,803)
Finance (income) expense, net (Note15)	190	525	(765)
Unrealized foreign exchange (gain) loss	(52)	(31)	(497)
Change in the following:
Accounts receivable	(864)	593	5,081
Inventories	166	471	723
Prepaid expenses	(194)	305	703
Other assets	(2)	99
Accounts payable and accrued liabilities	568	20	(3,802)
Interest received (paid), net (Note 15)	(16)	49	22
Income taxes paid (Note 14)	(91)		(306)
Royalties paid (Note 16(c))	(1,056)	(99)	(326)
Cash flows from (used in) operating activities	1,828	3,989	(2,240)
Investing activities:
Acquisition of Marley Drug, Inc, net of cash acquired (Note 4)			(7,238)
Repayment of holdback payable (Note 4)		(1,876)
Acquisition of property and equipment (Note 7)	(14)	(377)	(2)
Acquisition of intangible assets (Note 8)	(296)	(441)
Cash flows (used in) from investing activities	(310)	(2,694)	(7,240)
Financing activities:
Repurchase of common shares under normal course issuer bid (Note 13(b))	0		(522)
Repayment of lease liability (Note 10)	(355)	(316)	(244)
Cash flows used in financing activities	(355)	(316)	(766)
Foreign exchange loss on cash held in foreign currency		(1)	(3)
Increase (decrease) in cash	1,163	978	(10,249)
Cash and cash equivalents, beginning of period	3,694	2,716	12,965
Cash and cash equivalents, end of year	$ 4,857	$ 3,694	$ 2,716